CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENT OF CASH FLOWS (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / ¥	Dec. 31, 2019 CNY (¥) $ / ¥	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	$ 86,266,016	¥ 600,566,742	¥ 5,354,151	¥ (615,327,191)
Loan to subsidiaries and VIE | ¥				(217,000,000)
Net cash used in investing activities	(442,382,861)	(3,079,780,993)	412,870,517	(10,809,388)
Dividend paid	(14,823,319)	(103,196,981)
Net cash provided by (used in) financing activities	389,437,812	2,711,188,159	181,789,413	830,154,156
Effect of foreign exchange rate changes	1,525,882	10,622,885	(6,283,113)	(24,740,525)
Net increase (decrease) in cash and cash equivalents	34,846,849	242,596,793	593,730,968	179,277,052
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	183,531,075	1,277,706,639	683,975,671	504,698,619
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT YEAR END	$ 218,377,924	¥ 1,520,303,432	1,277,706,639	683,975,671
Currency exchange rate | $ / ¥	6.9618	6.9618
Parent Company | Reportable legal entity
STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	$ (1,437,099)	¥ (10,004,797)	36,187,975	15,030,828
Loan to subsidiaries and VIE	(28,610,298)	(199,179,173)	(519,786,600)	(69,544,598)
Net cash used in investing activities	(28,610,298)	(199,179,173)	(519,786,600)	(69,544,598)
Contribution from shareholders	866,969	6,035,665	681,989,413
Dividend paid	(14,823,319)	(103,196,981)
Net cash provided by (used in) financing activities	(13,956,350)	(97,161,316)	681,989,413
Effect of foreign exchange rate changes	1,564,680	10,892,988	(6,283,113)	(24,740,525)
Net increase (decrease) in cash and cash equivalents	(42,439,067)	(295,452,298)	192,107,675	(79,254,295)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	44,457,481	309,504,088	117,396,413	196,650,708
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT YEAR END	$ 2,018,414	¥ 14,051,790	¥ 309,504,088	¥ 117,396,413
Currency exchange rate	0.1454	0.1454